N-6	May 08, 2026
Prospectus:
Document Type	N-6
Entity Registrant Name	NATIONWIDE VLI SEPARATE ACCOUNT 4
Entity Central Index Key	0001041357
Entity Investment Company Type	N-6
Document Period End Date	May 08, 2026
Amendment Flag	false
Nationwide Innovator Corporate VUL
Item 2. Key Information [Line Items]
Item 18. Portfolio Companies (N-6) [Text Block]	The following underlying mutual funds are offered as investment options under the policy. Effective May 1, 2026, the name of each investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
American Funds Insurance Series® - Global Small Capitalization Fund: Class 2	American Funds Insurance Series® - SMALLCAP World Fund: Class 2
American Funds Insurance Series® - International Fund: Class 2	American Funds Insurance Series® - EUPAC Fund: Class 2

Nationwide Innovator Corporate VUL | American Funds Insurance Series® - SMALLCAP World Fund Class 2
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® - SMALLCAP World Fund: Class 2
Nationwide Innovator Corporate VUL | American Funds Insurance Series® - EUPAC Fund Class 2
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® - EUPAC Fund: Class 2